Segment reporting	6 Months Ended
Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Segment reporting

Note 2

Segment reporting
UBS’s business divisions

are organized globally into

five business divisions:

Global Wealth Management,

Personal &
Corporate Banking, Asset Management, the

Investment Bank,

and Non-core and Legacy. All five business

divisions
are supported by Group Items and qualify as reportable segments for the purpose of segment reporting. Together with Group Items they reflect the management

structure of the Group.
›
Refer to the “Consolidated financial statements” section of the UBS Group Annual Report 2024 for more information about the Group’s reporting segments

Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2025
Net interest income 3,413 2,605 (34) (1,575) (23) (791) 3,595
Non-interest income 9,309 1,941 1,547 7,724 225 327 21,074
Total revenues 12,722 4,547 1,513 6,149 202 (465) 24,668
Credit loss expense / (release) 9 167 0 83 6 (1) 263
Operating expenses 10,150 3,078 1,224 4,788 838 2 20,080
Operating profit / (loss) before tax 2,563 1,302 289 1,279 (642) (465) 4,325
Tax expense / (benefit) 221
Net profit / (loss) 4,105
As of 30 June 2025
Total assets 584,157 481,297 25,873 520,571 38,279 19,813 1,669,991

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2024
Net interest income 3,698 2,859 (31) (1,841) 57 (1,267) 3,475
Non-interest income 8,498 1,836 1,574 7,394 1,345 520 21,167
Total revenues 12,196 4,695 1,543 5,554 1,402 (747) 24,642
Credit loss expense / (release) (4) 146 0 26 35 (2) 201
Operating expenses 10,228 2,800 1,303 4,496 1,818 (48) 20,597
Operating profit / (loss) before tax 1,972 1,748 241 1,032 (451) (699) 3,844
Tax expense / (benefit) 905
Net profit / (loss) 2,939
As of 31 December 2024
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028